Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash	$ 311	$ 594
Platinum bullion (note 6)	85,071	62,144
Palladium bullion (note 6)	82,294	53,765
Total assets	167,676	116,503
Liabilities
Accounts payable (note 8)	317	212
Total liabilities	317	212
Equity
Unitholders’ capital	216,985	142,024
Unit premiums and reserves	7	2
Retained earnings (deficit)	(32,816)	(9,489)
Underwriting commissions and issue expenses	(16,817)	(16,246)
Total equity (note 7)	167,359	116,291
Total liabilities and equity	$ 167,676	$ 116,503
Total equity per Unit	$ 9.13	$ 10.70